Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Provisions
The account breaks down as follows as of the indicated dates:

	12.31.21	12.31.20
For Administrative, Disciplinary and Criminal Penalties	—	8,009
For Termination Benefits	262,846	333,315
Others	4,118,753	5,358,680

Total	4,381,599	5,700,004